Offsetting (Details) - Schedule of Derivative Instruments - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Net Amount of Assets in the Statement of Financial Condition	$ 3,414	$ 481,931
Net Amount	(182,528)	(142,271)
Net Amount of Liabilities in the Statement of Financial Condition	8,059	15,976
Net Amount	(182,528)	(142,271)
Derivative Assets and Collateral Held by Company [Member]
Derivative [Line Items]
Net Amount of Assets in the Statement of Financial Condition	3,414	481,931
Gross Amounts Not Offset in the Statement of Financial Condition, Financial Instruments	0	0
Gross Amounts Not Offset in the Statement of Financial Condition, Cash Collateral Received	0	0
Net Amount	3,414	481,931
Derivative Liabilities and Collateral Pledged by Company [Member]
Derivative [Line Items]
Net Amount of Liabilities in the Statement of Financial Condition	8,059	15,976
Gross Amounts Not Offset in the Statement of Financial Condition, Financial Instruments	(8,059)	(15,976)
Gross Amounts Not Offset in the Statement of Financial Condition, Cash Deposits Held by Broker	0	0
Net Amount	0	0
OASIS PGR, LLC [Member] | Derivative Assets and Collateral Held by Company [Member]
Derivative [Line Items]
Net Amount of Assets in the Statement of Financial Condition	(26,242)	297,570
Gross Amounts Not Offset in the Statement of Financial Condition, Financial Instruments	0	0
Gross Amounts Not Offset in the Statement of Financial Condition, Cash Collateral Received	0	0
Net Amount	(26,242)	297,570
OASIS ROW, LLC [Member] | Derivative Assets and Collateral Held by Company [Member]
Derivative [Line Items]
Net Amount of Assets in the Statement of Financial Condition	11,674	184,361
Gross Amounts Not Offset in the Statement of Financial Condition, Financial Instruments	0	0
Gross Amounts Not Offset in the Statement of Financial Condition, Cash Collateral Received	0	0
Net Amount	11,674	184,361
OASIS ROW, LLC [Member] | Derivative Liabilities and Collateral Pledged by Company [Member]
Derivative [Line Items]
Net Amount of Liabilities in the Statement of Financial Condition	8,059	15,976
Gross Amounts Not Offset in the Statement of Financial Condition, Financial Instruments	(8,059)	(15,976)
Gross Amounts Not Offset in the Statement of Financial Condition, Cash Deposits Held by Broker	0	0
Net Amount	0	0
OASIS TWC, LLC [Member] | Derivative Assets and Collateral Held by Company [Member]
Derivative [Line Items]
Net Amount of Assets in the Statement of Financial Condition	(715)	0
Gross Amounts Not Offset in the Statement of Financial Condition, Financial Instruments	0	0
Gross Amounts Not Offset in the Statement of Financial Condition, Cash Collateral Received	0	0
Net Amount	(715)	0
OASIS Claughton, LLC [Member] | Derivative Assets and Collateral Held by Company [Member]
Derivative [Line Items]
Net Amount of Assets in the Statement of Financial Condition	18,697	0
Gross Amounts Not Offset in the Statement of Financial Condition, Financial Instruments	0	0
Gross Amounts Not Offset in the Statement of Financial Condition, Cash Collateral Received	0	0
Net Amount	$ 18,697	$ 0